UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5348
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: December 31, 2006

Item 1. Schedule of Investments.

TCM Small Cap Growth Fund

SCHEDULE OF INVESTMENTS at December 31, 2006 (Unaudited)

Shares		Value
	COMMON STOCKS: 95.5%
	Aerospace & Defense: 4.1%
206,257	BE Aerospace, Inc. *	$5,296,680
217,467	Ladish Co., Inc. *	8,063,676
161,585	LMI Aerospace, Inc. *	2,501,336
44,639	SI International, Inc. *	1,447,196
		17,308,888
	Air Freight & Logistics: 1.8%
254,240	UTI Worldwide, Inc.	7,601,776
	Capital Markets: 2.4%
88,828	Affiliated Managers Group, Inc. *	9,338,488
14,978	Investment Technology Group, Inc. *	642,256
		9,980,744
	Chemicals: 1.2%
131,034	Airgas, Inc.	5,309,498
	Commercial Services & Supplies: 3.2%
117,092	American Reprographics Co. *	3,900,335
137,775	Kenexa Corp. *	4,582,396
87,615	Korn/Ferry International *	2,011,640
76,568	On Assignment, Inc. *	899,674
50,027	Waste Connections, Inc. *	2,078,622
		13,472,667
	Communications Equipment: 1.5%
151,503	Ciena Corp. *	4,198,148
332	EXFO Electro Optical Engineering, Inc. *	1,866
83,373	SiRF Technology Holdings, Inc. *	2,127,679
		6,327,693
	Computers & Peripherals: 1.0%
135,298	Rackable Systems, Inc. *	4,190,179
	Construction & Engineering: 7.1%
151,680	Chicago Bridge & Iron Co. NV	4,146,931
66,979	Desarrolladora Homex SA de CV - ADR *	3,956,449
210,131	McDermott International, Inc. *	10,687,263
171,573	Quanta Services, Inc. *	3,374,841
134,510	Washington Group International, Inc. *	8,042,353
		30,207,837
	Diversified Telecommunication Services: 2.1%
276,823	Cogent Communications Group, Inc. *	4,490,069
139,747	Neustar, Inc. *	4,533,393
		9,023,462
	Electrical Equipment: 0.8%
87,882	Energy Conversion Devices, Inc. *	2,986,230
8,243	First Solar, Inc. *	245,642
		3,231,872
	Electronic Equipment & Instruments: 5.5%
113,066	Amphenol Corp. - Class A	7,019,137
173,180	Benchmark Electronics, Inc. *	4,218,665
175,432	Electro Scientific Industries, Inc. *	3,533,200
58,479	MTS Systems Corp.	2,258,459
161,854	NovAtel, Inc. *	6,457,975
		23,487,436
	Energy Equipment & Services: 7.5%
95,059	Core Laboratories NV *	7,699,779
97,919	Dril-Quip, Inc. *	3,834,508
180,669	Hornbeck Offshore Services, Inc. *	6,449,883
206,828	Input/Output, Inc. *	2,819,066
247,378	Tetra Technologies, Inc. *	6,327,929
53,143	Veritas DGC, Inc. *	4,550,635
		31,681,800
	Health Care Equipment & Supplies: 8.8%
134,707	Abaxis, Inc. *	2,593,110
317,947	American Medical Systems Holdings, Inc. *	5,888,378
120,749	Arrow International, Inc.	4,272,100
92,959	Arthrocare Corp. *	3,710,923
60,965	Haemonetics Corp. *	2,744,644
153,003	Hologic, Inc. *	7,233,982
76,401	Mentor Corp.	3,733,717
125,153	SonoSite, Inc. *	3,870,982
132,767	Wright Medical Group, Inc. *	3,090,816
		37,138,652
	Health Care Providers & Services: 11.8%
90,284	The Advisory Board Co. *	4,833,805
162,846	Allscripts Healthcare Solutions, Inc. *	4,395,214
172,835	Centene Corp. *	4,246,556
145,027	DaVita, Inc. *	8,249,136
204,833	HealthExtras, Inc. *	4,936,475
80,915	Healthways, Inc. *	3,860,455
77,113	Henry Schein, Inc. *	3,776,995
47,822	NutriSystem, Inc. *	3,031,436
25,267	PSS World Medical, Inc. *	493,464
162,086	Psychiatric Solutions, Inc. *	6,081,467
347,311	Trizetto Group *	6,380,103
		50,285,106
	Hotels Restaurants & Leisure: 1.1%
96,277	Orient-Express Hotels Ltd. - Class A	4,555,828
	Household Durables: 0.9%
266,241	Interface, Inc. *	3,785,947
	Industrial Conglomerates: 1.2%
191,337	Walter Industries, Inc.	5,175,666
	Insurance: 0.1%
4,375	ProAssurance Corp. *	218,400
	Internet & Catalog Retail: 0.6%
102,583	Gmarket, Inc. - ADR *	2,457,889
	Internet Software & Services: 1.5%
196,981	aQuantive, Inc. *	4,857,552
20,399	Equinix, Inc. *	1,542,572
		6,400,124
	IT Services: 4.3%
68,038	Alliance Data Systems Corp. *	4,250,334
203,003	Euronet Worldwide, Inc. *	6,027,159
185,186	MPS Group, Inc. *	2,625,937
373,926	Tyler Technologies, Inc. *	5,257,400
		18,160,830
	Life Science Tools & Services: 1.0%
76,280	Techne Corp. *	4,229,726
	Machinery: 3.1%
95,013	ESCO Technologies, Inc. *	4,317,391
50,254	Kennametal, Inc.	2,957,448
67,848	Mueller Water Products, Inc.- Class A *	1,008,900
316,173	Mueller Water Products, Inc.- Class B *	4,710,977
		12,994,716
	Management Consulting Services: 1.0%
94,041	Huron Consulting Group, Inc. *	4,263,819
	Metals & Mining: 1.9%
144,840	Metal Management, Inc.	5,482,194
41,802	Oregon Steel Mills, Inc. *	2,608,863
		8,091,057
	Oil, Gas & Consumable Fuels: 0.9%
191,622	VeraSun Energy Corp. *	3,784,534
	Pharmaceuticals: 0.9%
94,428	Adams Respiratory Therapeutics, Inc. *	3,853,607
	Semiconductor & Semiconductor Equipment: 6.9%
117,796	FEI Co. *	3,106,281
322,017	Lattice Semiconductor Corp. *	2,086,670
97,374	NetLogic Microsystems, Inc. *	2,112,042
262,546	Tessera Technologies, Inc. *	10,591,106
189,366	Trident Microsystems, Inc. *	3,442,674
135,704	Varian Semiconductor Equipment Associates, Inc. *	6,177,246
70,130	Verigy Ltd *	1,244,808
45,445	Virage Logic Corp. *	422,184
		29,183,011
	Software: 8.5%
54,430	Ansoft Corp. *	1,513,154
156,375	Ansys, Inc. *	6,800,749
401,037	Mentor Graphics Corp. *	7,230,697
91,620	MICROS Systems, Inc. *	4,828,374
266,020	Parametric Technology Corp. *	4,793,681
93,363	Quality Systems, Inc.	3,479,639
98,218	Transaction Systems Architects, Inc. *	3,198,960
170,659	Ultimate Software Group, Inc. *	3,969,528
		35,814,782
	Specialty Retail: 2.3%
137,710	Bebe Stores, Inc.	2,725,281
63,677	Tractor Supply Co. *	2,846,998
107,660	Tween Brands, Inc. *	4,298,864
		9,871,143
	Trading Companies & Distributors: 0.5%
94,373	Houston Wire & Cable Co. *	1,972,396
	TOTAL COMMON STOCKS
	(Cost $337,489,990)	404,061,085

	SHORT-TERM INVESTMENTS: 3.8%
	Money Market Funds: 3.8%
26,617	SEI Daily Income Treasury Fund	26,617
16,255,794	SEI Daily Income Trust Government Fund	16,255,794
		16,282,411
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $16,282,411)	16,282,411
	TOTAL INVESTMENTS IN SECURITIES: 99.3%
	(Cost $353,772,401)	420,343,496
	Other Assets in Excess of Liabilities: 0.7%	2,959,106
	TOTAL NET ASSETS: 100.00%	$423,302,602

ADR American Depository Receipt
*	Non-income producing security.

The cost basis of investments for federal income tax purposes at December 31, 2006 was as follows+:

Cost of investments	$355,977,245
Gross unrealized appreciation	70,662,467
Gross unrealized depreciation	(6,296,216)
Net unrealized appreciation	$64,366,251

+
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Professionally Managed Portfolios

By (Signature and Title     /s/ Robert M. Slotky
                                              Robert M. Slotky, President

Date     February 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Robert M. Slotky
                                                  Robert M. Slotky, President

Date     February 22, 2007

By (Signature and Title)*      /s/ Eric W. Falkeis
                                                  Eric W. Falkeis, Treasurer

Date     February 20, 2007

* Print the name and title of each signing officer under his or her signature.